Vanguard Long-Term Investment-Grade Fund Investment Risks - Retail Prospectus [Member] - Vanguard Long-Term Investment-Grade Fund	Jan. 31, 2025
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are more sensitive to interest rate changes than are the prices of shorter-term bonds.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. Call risk should be moderate for the Fund. To minimize the impact of call risk, the advisors generally seek to purchase bonds that have reasonable protection from being called.
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be moderate for the Fund because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be low for the Fund because it invests primarily in long-term bonds.
Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives risk. The Fund may invest in derivatives, which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.